Note 16 - Aggregated financial information on the Group's share in associates and joint ventures that are individually immaterial (Detail) - Information on the Groups Share in Associates and Joint Ventures individually immaterial [Member] - EUR (€)
€ in Millions
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Aggregated financial information on the Group's share in associates and joint ventures that are individually immaterial [Line Items]
Carrying amount of all associates that are individually immaterial to the Group	€ 536	€ 532
Aggregated amount of the Group's share of profit (loss) from continuing operations	100	87
Aggregated amount of the Group's share of other comprehensive income	15	(6)
Aggregated amount of the Group's share of total comprehensive income	€ 115	€ 81